UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: September 30, 2006

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ] is a restatement.
                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     M.A. Greenwood & Associates, Inc.
Address:  Post Office Box 4278
       Fayetteville, Arkansas 72702

13f File Number:  28-4585

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:     Mary Ann Greenwood
Title:    President
Phone:    479-521-5353

Signature, Place, and Date of Signature:
Mary Ann Greenwood, Fayetteville, Arkansas, November 15, 2006
Report Type (check only one.):
[X]  13F HOLDINGS REPORT
[ ]  13F NOTICE
[ ]  13F COMBINATION REPORT

List of Other Mangers Reporting for this Manager:

None.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT
OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Manager:  0
Form 13F Information Table Entry Total: 45
Form 13F Information Table Value Total(x$1,000):  $127,756
List of Other Included managers:  None.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABN AMRO ADR                   COM              000937102     2813    96273 SH       Sole                    91973              4300
American Express               COM              025816109     3709    66143 SH       Sole                    62898              3245
Anheuser-Busch                 COM              035229103     3817    80335 SH       Sole                    76675              3660
Avon                           COM              054303102     2364    77110 SH       Sole                    74060              3050
Black & Decker                 COM              091797100     3166    39895 SH       Sole                    38045              1850
Boeing Company                 COM              097023105     3642    46192 SH       Sole                    44057              2135
Chevron                        COM              166764100     3763    58023 SH       Sole                    55123              2900
Cisco Systems                  COM              17275R102     3214   139875 SH       Sole                   134655              5220
Citigroup Inc                  COM              172967101     4305    86670 SH       Sole                    83172              3498
Coca-Cola                      COM              191216100     1707    38215 SH       Sole                    36070              2145
Disney, (Walt) Co              COM              254687106     3210   103860 SH       Sole                    98860              5000
DuPont deNemours               COM              263534109     2143    50020 SH       Sole                    47380              2640
Eastman Chemical               COM              277432100     2298    42535 SH       Sole                    40835              1700
Ebay Inc                       COM              278642103     1042    36735 SH       Sole                    35185              1550
Exxon Mobil Corp               COM              30231G102     3788    56456 SH       Sole                    53851              2605
Federal Signal                 COM              313855108     2072   135875 SH       Sole                   129700              6175
General Electric               COM              369604103     4729   133970 SH       Sole                   127426              6544
Goodyear Tire                  COM              382550101     1409    97160 SH       Sole                    93410              3750
Home Depot                     COM              437076102     3410    94007 SH       Sole                    89942              4065
Honeywell Inc.                 COM              438516106     2968    72560 SH       Sole                    69110              3450
Int'l Business Mach            COM              459200101     2796    34128 SH       Sole                    32688              1440
Intel Corp                     COM              458140100     2881   140054 SH       Sole                   133269              6785
International Paper            COM              460146103     1616    46660 SH       Sole                    44160              2500
J.B. Hunt                      COM              445658107      598    28788 SH       Sole                    28788
JP Morgan Chase                COM              46625H100     4291    91384 SH       Sole                    87089              4295
Johnson & Johnson              COM              478160104     3728    57404 SH       Sole                    54594              2810
McDonalds Corp                 COM              580135101     3619    92517 SH       Sole                    88972              3545
Microsoft Corp                 COM              594918104     2491    91062 SH       Sole                    86902              4160
Morgan Stanley                 COM              617446448     3485    47795 SH       Sole                    45580              2215
Nokia ADS                      COM              654902204     2580   131040 SH       Sole                   125950              5090
Novartis AG ADR                COM              66987V109     1687    28870 SH       Sole                    26540              2330
Oracle Systems                 COM              68389X105     2666   150258 SH       Sole                   143408              6850
Pfizer Inc                     COM              717081103     2955   104191 SH       Sole                    99451              4740
Power-One Inc                  COM              739308104     1237   170925 SH       Sole                   164825              6100
Procter & Gamble               COM              742718109     2987    48199 SH       Sole                    45724              2475
Royal Dutch Shl ADR            COM              780259206     2455    37140 SH       Sole                    36510               630
Royal Phil Elec ADR            COM              500472303     3965   113257 SH       Sole                   108767              4490
SAP AG ADR                     COM              803054204     1795    36270 SH       Sole                    35120              1150
Stryker Corp                   COM              863667101     1937    39065 SH       Sole                    37315              1750
Time Warner Inc                COM              887317105     1829   100349 SH       Sole                    96079              4270
Tyco International             COM              902124106     3178   113551 SH       Sole                   108246              5305
Tyson Foods Cl A               COM              902494103      733    46189 SH       Sole                    45539               650
Unilever ADR                   COM              904784709     1563    63675 SH       Sole                    60615              3060
United Technologies            COM              913017109     5236    82653 SH       Sole                    78233              4420
Wal-Mart Stores                COM              931142103     5877   119156 SH       Sole                   114611              4545